Condensed financial information of Plastec Technologies, Ltd. (Details 2) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Cash flows from operating activities
Net income/(loss)	59,823	40,035	50,404	133,314	44,307
Changes in operating assets and liabilities:
Net cash provided by operating activities	247,566		216,628	261,640	205,113
Cash flows from investing activities
Net cash used in investing activities	(73,414)		(133,728)	(227,581)	(178,277)
Cash flows from financing activities
Net cash provided by (used in) financing activities	(63,118)		(110,180)	34,176	28,661
Net increase (decrease) in cash and cash equivalents	111,034		(27,280)	68,235	55,497
Cash and cash equivalents at beginning of year	199,818	219,757	219,757	151,304	95,039
Cash and cash equivalents, end of year	309,862		199,818	219,757	151,304
Parent [Member]
Cash flows from operating activities
Net income/(loss)	1,077		640	(11,322)	(973)
Changes in operating assets and liabilities:
Prepaid expenses	574		(272)	(47)	(254)
Deferred offering costs	0		0	0	1,135
Accounts payable and accrued liabilities	1		0	(230)	403
Net cash provided by operating activities	1,652		368	(11,599)	311
Cash flows from investing activities
Investment to subsidiary	0		0	(1)	0
Interest reinvested in trust	0		0	0	(52)
Cash placed in trust	0		0	0	(280,800)
Net cash used in investing activities	0		0	(1)	(280,852)
Cash flows from financing activities
Recapitalization on reverse acquisition	0		0	12,084	0
Repayment of due to shareholder	0		0	0	(975)
Proceeds from due to subsidiaries	0		65,868	148	0
Repayment of due to subsidiaries	(4,005)		0	0	0
Proceeds used in repurchase of shares	(2,840)		(92,026)	0	0
Cash withdrawn from trust account	0		0	280,852	0
Proceeds from sale of warrants in private placementplacement	0		0	0	14,040
Proceeds from initial public offering	0		0	0	280,800
Proceeds used in share redemption	0		0	(227,448)	0
Payment of underwriters discount and offering costs	0		0	0	(12,731)
Net cash provided by (used in) financing activities	(6,845)		(26,158)	65,636	281,134
Net increase (decrease) in cash and cash equivalents	(5,193)		(25,790)	54,036	593
Cash and cash equivalents at beginning of year	28,980	54,770	54,770	734	141
Cash and cash equivalents, end of year	23,787		28,980	54,770	734